Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Beginning balance	$ 2,852,570
Additions/ (Depreciation)	(201,820)	$ (112,817)	$ (56,050)
Vessels impairment loss	0	0	(71,577)
Ending balance	3,777,329	2,852,570
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,220,627	1,314,740	1,370,756
Additions/ (Depreciation)	1,202,206	1,996,820	110,416
Disposals/ Impairment	(130,683)	(90,933)	(5,233)
Vessels impairment loss			(161,199)
Ending balance	4,292,150	3,220,627	1,314,740
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(368,057)	(273,602)	(308,498)
Additions/ (Depreciation)	(163,941)	(98,739)	(54,884)
Disposals/ Impairment	17,177	4,284	158
Vessels impairment loss			89,622
Ending balance	(514,821)	(368,057)	(273,602)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	2,852,570	1,041,138	1,062,258
Additions/ (Depreciation)	1,038,265	1,898,081	55,532
Disposals/ Impairment	(113,506)	(86,649)	(5,075)
Vessels impairment loss			(71,577)
Ending balance	3,777,329	2,852,570	$ 1,041,138
Owned Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,220,627
Additions/ (Depreciation)	667,959
Disposals/ Impairment	(130,683)
Ending balance	3,757,903	3,220,627
Owned Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(368,057)
Additions/ (Depreciation)	(155,063)
Disposals/ Impairment	17,177
Ending balance	(505,943)	(368,057)
Owned Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	2,852,570
Additions/ (Depreciation)	512,896
Disposals/ Impairment	(113,506)
Ending balance	3,251,960	2,852,570
Right-of-use assets under finance lease [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	0
Additions/ (Depreciation)	534,247
Disposals/ Impairment	0
Ending balance	534,247	0
Right-of-use assets under finance lease [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	0
Additions/ (Depreciation)	(8,878)
Disposals/ Impairment	0
Ending balance	(8,878)	0
Right-of-use assets under finance lease [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	0
Additions/ (Depreciation)	525,369
Disposals/ Impairment	0
Ending balance	$ 525,369	$ 0